Financial instruments - Additional Information (Detail)			12 Months Ended
	Jul. 31, 2023 USD ($)	Mar. 13, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh MMBTU $ / MWh $ / shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 CAD ($) MWh MMBTU	Sep. 29, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 17, 2022 MWh $ / MWh	Apr. 09, 2021 CAD ($)	May 23, 2019 USD ($)
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)			$ (5,386,000)		$ (23,502,000)
Revenue collection period			45 days	45 days
Accounts receivable			$ 554,438,000
Cash on hand			56,147,000
Liquidity available under the facilities			1,200,000,000		2,515,600,000
Revolving and Term Credit Facilities
Fair Value of Financial Instruments [Line Items]
Liquidity available under the facilities			945,853,000
Regulated Services Group
Fair Value of Financial Instruments [Line Items]
Accounts receivable			364,084,000
Designated as a hedge
Fair Value of Financial Instruments [Line Items]
Amortization of AOCI gains frozen as a result of hedge dedesignation			606,000		(18,561,000)
Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Debt repaid upon maturity	$ 75,000,000	$ 15,000,000
U.S. dollar Subordinated unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value							$ 300,000,000		$ 300,000,000			$ 350,000,000
Canadian dollar Senior unsecured notes | Blue Hill Wind Facility
Fair Value of Financial Instruments [Line Items]
Cross-currency interest rate swap									$ 489,506,000
Gain (loss) on sale of derivatives				$ 9,732,000
Canadian dollar Senior unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value							$ 1,200,000,000
Non-regulated Energy Sales
Fair Value of Financial Instruments [Line Items]
Unrealized gains (loss) in AOCI to be reclassified			$ (25,895,000)
Swap
Fair Value of Financial Instruments [Line Items]
Commodity volumes, gas | MMBTU			2,117,039				2,117,039
Canadian Investments and Subsidiaries
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)			$ (12,330,000)		2,262,000
Foreign exchange contract
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)			6,976,000		22,091,000
Cross-currency interest rate swap
Fair Value of Financial Instruments [Line Items]
Debt repaid upon maturity				$ 200,000,000		$ 150,000,000
Currency Swap
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)			5,959,000		(11,082,000)
Currency Swap | U.S. dollar Subordinated unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Foreign currency gain (loss)			$ 8,420,000		$ (13,374,000)
Currency Swap | Canadian dollar Senior unsecured notes | Senior Unsecured Notes
Fair Value of Financial Instruments [Line Items]
Par value											$ 400,000,000
Interest rate swaps designated as a hedge
Fair Value of Financial Instruments [Line Items]
Notional quantity								$ 390,000,000
Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Notional quantity (MW-hrs) | MWh			5,486,961				5,486,961
Interest Rate Cap
Fair Value of Financial Instruments [Line Items]
Notional quantity (MW-hrs) | MWh										516,202
Receive average prices (per MW-hr) | $ / MWh										25.15
Minimum | Atlantica Yield Energy Solutions Canada Inc. (b) | Measurement Input, Discount Rate
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)			0.0800				0.0800
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)			0.2747				0.2747
Minimum | Energy contracts
Fair Value of Financial Instruments [Line Items]
Forward price | $ / MWh			26.32
Derivative auction price (in USD per share) | $ / shares			$ 0
Minimum | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Receive average prices (per MW-hr) | $ / MWh			0.55
Maximum | Atlantica Yield Energy Solutions Canada Inc. (b) | Measurement Input, Discount Rate
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)			0.0850				0.0850
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)			0.3319				0.3319
Maximum | Energy contracts
Fair Value of Financial Instruments [Line Items]
Forward price | $ / MWh			144.02
Derivative auction price (in USD per share) | $ / shares			$ 52.02
Maximum | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Receive average prices (per MW-hr) | $ / MWh			24.88
Weighted average useful lives | Atlantica Yield Energy Solutions Canada Inc. (b) | Measurement Input, Discount Rate
Fair Value of Financial Instruments [Line Items]
Alternative investment, measurement input (percent)			0.0827				0.0827
Weighted average useful lives | Energy contracts
Fair Value of Financial Instruments [Line Items]
Forward price | $ / MWh			38.44
Derivative auction price (in USD per share) | $ / MWh			$ 5.69
Weighted average useful lives | Transmission congestion rights
Fair Value of Financial Instruments [Line Items]
Receive average prices (per MW-hr) | $ / MWh			5.16